Document and Entity Information	Apr. 17, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Jan. 31, 2019
Entity Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 17, 2020
Document Effective Date	Apr. 17, 2020
Prospectus Date	May 31, 2019